STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

May 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.7%
Banks - 2.3%
Popular	150,379		5,938,467
TCF Financial	128,626		3,719,864
			9,658,331
Capital Goods - 2.8%
Owens Corning	93,821		4,925,603
Quanta Services	173,323		6,400,818
			11,326,421
Commercial & Professional Services - 6.0%
Clarivate	515,792	[a]	11,806,479
Equifax	83,254		12,784,484
			24,590,963
Consumer Durables & Apparel - 3.4%
D.R. Horton	127,397		7,045,054
SKECHERS U.S.A, Cl. A	215,859	[a]	6,760,704
			13,805,758
Consumer Services - 1.3%
Norwegian Cruise Line Holdings	339,440	[a,b]	5,315,630
Diversified Financials - 1.9%
Ares Management, Cl. A	38,968		1,471,432
Voya Financial	144,884		6,527,024
			7,998,456
Energy - 2.8%
Parsley Energy, Cl. A	253,155		2,313,837
Pioneer Natural Resources	31,254		2,862,866
Valero Energy	92,923		6,192,389
			11,369,092
Food, Beverage & Tobacco - 4.2%
Conagra Brands	282,525		9,829,045
Ingredion	88,157		7,425,464
			17,254,509
Health Care Equipment & Services - 8.1%
Alcon	128,899	[a,b]	8,190,242
Centene	100,411	[a]	6,652,229
Encompass Health	67,738		4,961,808
Laboratory Corp. of America Holdings	38,037	[a]	6,668,647
Zimmer Biomet Holdings	54,028		6,825,898
			33,298,824
Insurance - 3.1%
Arch Capital Group	106,990	[a]	3,019,258

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.7% (continued)
Insurance - 3.1% (continued)
Willis Towers Watson	48,383		9,816,911
			12,836,169
Materials - 12.5%
Crown Holdings	105,949	[a]	6,932,243
Eagle Materials	71,726		4,788,428
FMC	98,042		9,648,313
Freeport-McMoRan	434,808		3,943,709
Huntsman	241,125		4,376,418
Louisiana-Pacific	271,869		6,418,827
Newmont	169,498		9,910,548
The Mosaic Company	432,278		5,226,241
			51,244,727
Media & Entertainment - 4.7%
Activision Blizzard	182,161		13,111,949
Zillow Group, Cl. C	109,246	[a,b]	6,335,176
			19,447,125
Pharmaceuticals Biotechnology & Life Sciences - 5.2%
Mylan	293,982	[a]	5,018,273
Neurocrine Biosciences	49,099	[a]	6,125,591
Sarepta Therapeutics	29,128	[a,b]	4,435,321
Syneos Health	95,376	[a,b]	5,816,982
			21,396,167
Real Estate - 6.5%
Alexandria Real Estate Equities	46,309	[c]	7,118,619
Boston Properties	43,352	[c]	3,727,405
CBRE Group, Cl. A	118,878	[a]	5,228,254
Digital Realty Trust	74,071	[c]	10,633,633
			26,707,911
Retailing - 2.4%
Dollar General	51,882		9,935,922
Semiconductors & Semiconductor Equipment - 6.0%
First Solar	169,329	[a,b]	7,894,118
ON Semiconductor	275,325	[a]	4,540,109
Skyworks Solutions	62,138		7,365,839
Teradyne	75,052		5,029,985
			24,830,051
Software & Services - 12.0%
DocuSign	31,414	[a]	4,389,792
Euronet Worldwide	78,895	[a]	7,473,723
Global Payments	51,557		9,253,966
Nuance Communications	515,590	[a,b]	11,796,699
Proofpoint	58,086	[a]	6,753,659
Slack Technologies, Cl. A	272,250	[a,b]	9,542,362
			49,210,201

Description		Shares		Value ($)
Common Stocks - 94.7% (continued)
Technology Hardware & Equipment - 3.5%
FLIR Systems		135,962		6,281,444
Western Digital		187,843		8,334,594
				14,616,038
Transportation - 2.5%
Knight-Swift Transportation Holdings		246,990	[b]	10,277,254
Utilities - 3.5%
Edison International		138,544		8,050,792
PPL		225,407		6,297,872
				14,348,664
Total Common Stocks (cost $369,403,576)				389,468,213

Exchange-Traded Funds - 2.5%
Registered Investment Companies - 2.5%
iShares Core S&P Mid-Cap ETF		11,494	[b]	2,024,323
SPDR S&P MidCap 400 ETF Trust		26,302		8,456,882
Total Exchange-Traded Funds (cost $9,925,916)				10,481,205
	1-Day Yield (%)
Investment Companies - 3.3%
Registered Investment Companies - 3.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $13,475,113)	0.21	13,475,113	[d]	13,475,113

Investment of Cash Collateral for Securities Loaned - 3.7%
Registered Investment Companies - 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $15,336,881)	0.21	15,336,881	[d]	15,336,881
Total Investments (cost $408,141,486)		104.2%		428,761,412
Liabilities, Less Cash and Receivables		(4.2%)		(17,286,902)
Net Assets		100.0%		411,474,510

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $52,246,115 and the value of the collateral was $52,395,113, consisting of cash collateral of $15,336,881 and U.S. Government & Agency securities valued at $37,058,232.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	389,468,213	-	-	389,468,213
Exchange-Traded Funds	10,481,205	-	-	10,481,205
Investment Companies	28,811,994	-	-	28,811,994

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized appreciation on investments was $20,619,926, consisting of $63,309,720 gross unrealized appreciation and $42,689,794 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.